Offerings - Offering: 1	May 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	3,100,000
Proposed Maximum Offering Price per Unit	238.44
Maximum Aggregate Offering Price	$ 739,164,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 113,166.01
Offering Note

(1)

Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement shall also cover any additional shares of Registrant’s Common Stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Common Stock, as applicable.

(2)

Estimated in accordance with Rules 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $238.44 per share, the average of the high and low prices of the Registrant’s Common Stock on May 23, 2025 as reported on the New York Stock Exchange.

(3)	Represents shares of the Registrant’s Common Stock that may be issued under the Burlington Stores, Inc. 2022 Omnibus Incentive Plan, as amended.